Transferred financial assets that are not derecognized in their entirety (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	$ 40,647	$ 46,227
Carrying amount of associated liabilities recognized on balance sheet	19,822	20,311
Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	36,742	43,397
Carrying amount of associated liabilities recognized on balance sheet	16,470	17,687
relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	16,756	17,970
Carrying amount of associated liabilities recognized on balance sheet	16,470	17,687
relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	18,908	24,146
relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	1,078	1,281
Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	1,220	961
Carrying amount of associated liabilities recognized on balance sheet	1,050	898
Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	2,685	1,870
Carrying amount of associated liabilities recognized on balance sheet	2,302	1,725
UBS AG
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	40,647	46,227
Carrying amount of associated liabilities recognized on balance sheet	19,822	20,311
UBS AG | Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	36,742	43,397
Carrying amount of associated liabilities recognized on balance sheet	16,470	17,687
UBS AG | relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	16,756	17,970
Carrying amount of associated liabilities recognized on balance sheet	16,470	17,687
UBS AG | relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	18,908	24,146
UBS AG | relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	1,078	1,281
UBS AG | Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	1,220	961
Carrying amount of associated liabilities recognized on balance sheet	1,050	898
UBS AG | Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	2,685	1,870
Carrying amount of associated liabilities recognized on balance sheet	$ 2,302	$ 1,725